Non-controlling interests - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Cash dividend to noncontrolling interest		$ 6.8
Dividend payable		$ 6.8
2degrees
Noncontrolling Interest [Line Items]
Equity interests purchased	$ 4.5
Cash paid in excess of fair value of equity interest	$ 1.0
Sale of stock, percentage of ownership before transaction	62.50%
Sale of stock, percentage of ownership after transaction	62.90%